Short-Term Borrowings and Long-Term Debt (Details 4) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Short-Term Borrowings and Long-Term Debt
short-term borrowings, current portion of long-term debt. and long-term debt	¥ 219,690	¥ 230,097
Short-term borrowings	81,092	¥ 52,401
Certain Subsidiaries | Land and building
Short-Term Borrowings and Long-Term Debt
Book value of machinery, land and building pledged	2,744
short-term borrowings, current portion of long-term debt. and long-term debt	1,414
Certain Subsidiaries | Building
Short-Term Borrowings and Long-Term Debt
Book value of machinery, land and building pledged	854
Short-term borrowings	¥ 88